      Supplement to Prospectus Dated May 1, 2000 for M's Versatile Product
           Flexible Premium Variable Insurance Policy (the "policy")
                    Issued by Pacific Life Insurance Company

                       This supplement changes the prospectus to reflect the following and restates information contained in a supplement dated October 2, 2000:

                      ---------------------------------------------------------
Eleven new variable    The following new investment options are added to the
investment options     chart on page 1 of the prospectus:
are available
                       .Blue Chip                .Strategic Value
                       .Aggressive Growth        .Focused 30
                       .Financial Services       .Capital Opportunities
                       .Health Sciences          .Mid-Cap Growth
                       .Technology               .Global Growth
                       .Telecommunications

                      ---------------------------------------------------------
The Bond and Income    The Bond and Income variable account terminated on
investment option      September 22, 2000.
is no longer
available              All references to the Bond and Income variable account,
                       investment option or portfolio are removed. References to the 21 variable investment options throughout the prospectus are changed to refer to 31 variable investment options.

                       Unless you instruct us otherwise, to the extent any outstanding instruction you have on file with us designates the Bond and Income investment option, the instruction will be deemed an instruction for the Managed Bond investment option. This includes, but is not limited to, instructions for net premium allocations, transfer instructions (including instructions under any automatic transfer, portfolio rebalancing and dollar cost averaging programs), and partial withdrawal and monthly deduction instructions.

                      ---------------------------------------------------------
The International      Effective January 1, 2001 Lazard Asset Management is
Value Portfolio has    the portfolio manager of the International Value
a new portfolio        portfolio.
manager
                      ---------------------------------------------------------
A portfolio manager    Mercury Asset Management US has changed its name to
has changed its        Mercury Advisors.
name

Supplement dated January 2, 2001

                      ---------------------------------------------------------
An overview of M's     Other expenses
Versatile Product:
Fees and expenses      The table also shows the advisory fee and fund expenses
paid by the Pacific    as an annual percentage of each portfolio's average
Select Fund: Other     daily net assets for the year 2000, adjusted to reflect
expenses is            reduced custody fees. To help limit fund expenses,
replaced               effective July 1, 2000 we contractually agreed to waive
                       all or part of our investment advisory fees or otherwise reimburse each portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to us to the extent such expenses fall below the 0.10% expense cap. For each portfolio, our right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap and, except for portfolios that started on or after October
                       2, 2000, that do not exceed the previously established
                       0.25% expense cap. Any amounts repaid to us will have the effect of increasing such expenses of the portfolio, but not above the 0.10% expense cap. There is no guarantee that we will continue to cap expenses after December 31, 2001. In 2000, Pacific Life reimbursed approximately $19,662 to the I-Net
                       Tollkeeper Portfolio, $12,631 to the Strategic Value
                       Portfolio, $4,849 to the Focused 30 Portfolio and
                       $15,042 to the Small-Cap Index Portfolio.

                   --------------------------------------------------------------------------------------------
                                                                                        Less
                                                   Advisory Other    12b-1    Total     adviser's     Total net
                   Portfolio                       fee      expenses amounts+ expenses  reimbursement expenses
                   --------------------------------------------------------------------------------------------
                                                            As an annual % of average daily net assets
                   Blue Chip/1/                    0.95     0.06     --       1.01       --           1.01
                   Aggressive Growth/1/            1.00     0.06     --       1.06       --           1.06
                   Aggressive Equity/2/            0.80     0.04     0.02     0.86       --           0.86
                   Emerging Markets/2/             1.10     0.20     --       1.30       --           1.30
                   Diversified Research/2/         0.90     0.08     0.01     0.99       --           0.99
                   Small-Cap Equity/2/             0.65     0.05     --       0.70       --           0.70
                   International Large-Cap/2/      1.05     0.13     --       1.18       --           1.18
                   Equity                          0.65     0.04     --       0.69       --           0.69
                   I-Net Tollkeeper/2/             1.50     0.13     --       1.63      (0.02)        1.61
                   Financial Services/1/           1.10     0.15     --       1.25      (0.05)        1.20
                   Health Sciences/1/              1.10     0.11     --       1.21      (0.01)        1.20
                   Technology/1/                   1.10     0.08     --       1.18       --           1.18
                   Telecommunications/1/           1.10     0.08     --       1.18       --           1.18
                   Multi-Strategy                  0.65     0.04     --       0.69       --           0.69
                   Equity Income/2/                0.65     0.04     0.01     0.70       --           0.70
                   Strategic Value                 0.95     0.51     --       1.46      (0.41)        1.05
                   Growth LT                       0.75     0.04     --       0.79       --           0.79
                   Focused 30                      0.95     0.43     --       1.38      (0.33)        1.05
                   Mid-Cap Value/2/                0.85     0.04     0.12     1.01       --           1.01
                   International Value             0.85     0.11     --       0.96       --           0.96
                   Capital Opportunities/1/        0.80     0.06     --       0.86       --           0.86
                   Mid-Cap Growth/1/               0.90     0.06     --       0.96       --           0.96
                   Global Growth/1/                1.10     0.19     --       1.29       --           1.29
                   Equity Index                    0.25     0.04     --       0.29       --           0.29
                   Small-Cap Index/2/              0.50     0.13     --       0.63      (0.02)        0.61
                   REIT                            1.10     0.05     --       1.15       --           1.15
                   Government Securities/2/        0.60     0.05     --       0.65       --           0.65
                   Managed Bond/2/                 0.60     0.05     --       0.65       --           0.65
                   Money Market                    0.34     0.04     --       0.38       --           0.38
                   High Yield Bond                 0.60     0.04     --       0.64       --           0.64
                   Large-Cap Value/2/              0.85     0.05     0.06     0.96       --           0.96
                   --------------------------------------------------------------------------------------------

                       /1/ Expenses are estimated. There were no actual
                           advisory fees or expenses for these portfolios in 2000 because the portfolios started after December 31, 2000.
                       /2/ Total adjusted net expenses for these portfolios,
                           after deduction of an offset for custodian credits and the 12b-1 recapture were: 0.84% for Aggressive Equity Portfolio, 1.29% for Emerging Markets Portfolio, 0.98% for Diversified Research Portfolio, 0.69% for Small-Cap Equity Portfolio, 1.17% for International Large-Cap Portfolio, 1.60% for I-Net Tollkeeper Portfolio, 0.69% for Equity Income Portfolio, 0.89% for Mid-Cap Value Portfolio, 0.60% for Small-Cap Index Portfolio, 0.62% for Government Securities Portfolio, 0.64% for Managed Bond Portfolio, and 0.90% for Large-Cap Value Portfolio.
                       + The fund has a brokerage enhancement 12b-1 plan under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation ("recaptured commissions"). While a portfolio pays the cost of brokerage when it buys or sells a portfolio security, there are no fees or charges to the fund under the plan. Recaptured commissions may be used to promote and market fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. The SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above.

                      ---------------------------------------------------------
Your investment        The chart in Your investment options: Variable
options is amended     investment options is amended to add the following:

PACIFIC SELECT FUND  THE PORTFOLIO'S        THE PORTFOLIO'S                      PORTFOLIO
PORTFOLIO            INVESTMENT GOAL        MAIN INVESTMENTS                     MANAGER

Blue Chip            Long-term growth of    Equity securities of "blue chip"     A I M
                     capital. Current       companies--typically large companies
                     income is of           that are well established in their
                     secondary importance.  respective industries.


Aggressive Growth    Long-term growth of    Equity securities of small- and      A I M
                     capital.               medium-sized growth companies.



Financial Services   Long-term growth of    Equity securities in the financial   INVESCO
                     capital.               services sector. Such companies
                                            include banks, insurance companies,
                                            brokerage firms and other finance-
                                            related firms.


Health Sciences      Long-term growth of    Equity securities in the health      INVESCO
                     capital.               sciences sector. Such companies
                                            include medical equipment or
                                            supplies, pharmaceuticals, health
                                            care facilities and other health
                                            sciences-related firms.

Technology           Long-term growth of    Equity securities in the technology  INVESCO
                     capital.               sector. Such companies include
                                            biotechnology, communications,
                                            computers, electronics, Internet
                                            telecommunications, networking,
                                            robotics, video and other
                                            technology-related firms.

Telecommunications   Long-term growth of    Equity securities in the             INVESCO
                     capital. Current       telecommunications sector. Such as
                     income is of           companies that offer telephone
                     secondary importance.  service, wireless communications,
                                            satellite communications, television
                                            and movie programming, broadcasting
                                            and Internet access.

Strategic Value      Long-term growth of    Equity securities with the potential Janus Capital
                     capital.               for long-term growth of capital.     Corporation



Focused 30           Long-term growth of    Equity securities selected for their Janus Capital
                     capital.               growth potential.                    Corporation



Capital              Long-term growth of    Equity securities with the potential MFS
 Opportunities       capital.               for long-term growth of capital.



Mid-Cap Growth       Long-term growth of    Equity securities of medium-sized    MFS
                     capital.               companies believed to have above-
                                            average growth potential.



Global Growth        Capital appreciation.  Equity securities of any size        MFS
                                            located within and outside of the
                                            U.S.

                      ---------------------------------------------------------
Telephone              You may enroll in or give instructions regarding the
transactions is        dollar cost averaging or portfolio rebalancing program
changed to             by telephone if we have your completed telephone
Telephone and          authorization on file.
electronic
transactions           In early 2001, certain registered representatives will
                       be able to give us instructions electronically if
We expect to make      authorized by you. You may appoint your registered
the electronic         representative to give us instructions on your behalf
transaction feature    by completing and filing an updated telephone and
available in early     electronic authorization with us.
2001. Please ask
your registered        Transactions made electronically will be subject to the
representative for     same procedures, restrictions and risks as those made
more information.      by telephone. Sometimes your electronic transactions
                       will not be able to reach us. For example, our website may be busy because of unusual market activity or a significant economic or market change, or telephone lines or the Internet are out of service due to severe weather conditions or other emergencies.

                      ---------------------------------------------------------
The death benefit:     In New Jersey, the Accounting benefit rider is known as
Optional riders is     the Term insurance rider.
amended

4